Regulatory Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Recoverable Costs
Regulatory Assets, Net
Regulatory liability	$ 2.1
Deferred taxes
Regulatory Assets, Net
Total regulatory assets, net	13.4	14.1
Post-retirement benefits other than pensions
Regulatory Assets, Net
Regulatory liability	4.5	3.7
Other recoverable costs
Regulatory Assets, Net
Total regulatory assets, net	$ 1.7	$ 2.2